Share Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands				12 Months Ended
	May 29, 2014 shares	Mar. 05, 2014 CNY (¥) shares	Jul. 16, 2010 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Oct. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercise | $				$ 1,906,000		$ 15,519,000		$ 15,517,000
Share based compensation expense				17,101,000	¥ 118,729		¥ 190,027		¥ 233,735
Dermot Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense				1,566,000	10,871		8,439
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense		¥ 117,207		$ 17,755,000	¥ 123,273		¥ 153,814		¥ 208,914
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted				646,940	646,940
Unrecognized share-based compensation cost				$ 2,000						¥ 13
Unrecognized compensation costs, weighted-average recognition period				2 months 12 days	2 months 12 days
Aggregate fair value, unvested				$ 16,820,000						116,781
Weighted-average grant-date fair value | $ / shares				$ 8.85		$ 18.27		$ 23.27
Total fair value vested | $				$ 14,849,000		$ 22,801,000		$ 9,774,000
Unrecognized share-based compensation cost				$ 18,679,000						¥ 129,688
Unrecognized compensation costs, weighted-average recognition period				2 years	2 years
Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted				1,059,668	1,059,668	952,178	952,178	3,122,417	3,122,417
Performance Based Awards | Option One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance review period				1 year	1 year
Performance Based Awards | Option Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance review period				4 years	4 years
Share-settled bonuses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted				175,555,000	175,555,000
American Depository Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, shares issued				223,161	223,161	146,372	146,372	0	0
American Depository Shares | Managed Network Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of new shares		613,952
American Depository Shares | Managed Network Entities | Galaxy ENet Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, shares issued		76,048						76,048	76,048
American Depository Shares | Fully Vested Options | Managed Network Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, shares issued		690,000
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option expiry period			10 years
Share based compensation, option outstanding				1,987,765		4,180,198	4,180,198			1,987,765
Share based compensation, aggregate intrinsic value				$ 1,399,000						¥ 9,713
Share based compensation, fair value of option outstanding at grant date				$ 2,643,000						¥ 18,350
Share based compensation, weighted average grant-date fair value of option | $ / shares				$ 2		$ 0		$ 0
Share based compensation, fair value of shares vested during the period | $				$ 0		$ 3,111,000		$ 5,488,000
2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued			39,272,595
Share based compensation, option vesting period			4 years
2010 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period			3 years
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued	20,461,380										39,606,817
Share based compensation, option expiry period	10 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period	4 years
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period	3 years